FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (1,202,082,070)		¥ (114,149,092)
Change in fair value of derivative forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	61,379,585		(126,708,753)	¥ (42,614,340)
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	129,806,218		48,425,227	(1,475,360)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(78,878,089)	$ (12,088,596)	(69,974,512)	9,701,051
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(617,091,626)		(177,846,202)	(44,108,831)
Foreign exchange option
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(3,607,817)		(330,706)	¥ (9,720,182)
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 476,290,547		¥ 84,891,634